Nature of Operations and Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	May 31, 2013 item	Feb. 28, 2013 item
Nature of Operations and Summary of Significant Accounting Policies
Number of Operating segments	3	3
South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Number of options available for lease extension		1
Period for which each option to extend the lease term is available		5 years
South Woodbury, L.P. | Office building in Roaring Spring, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents		$ 0.4
South Woodbury, L.P. | Office building in New Enterprise, PA
Nature of Operations and Summary of Significant Accounting Policies
Annual base rents		$ 2.0
NESL II, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)		1.00%
Life Insurance Trusts | South Woodbury, L.P.
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest owned by life insurance trusts (as a percent)		99.00%
Means to Go, LLC
Nature of Operations and Summary of Significant Accounting Policies
Ownership interest (as a percent)		16.20%